Accounting Developments (Policies)	3 Months Ended
Mar. 31, 2013
Accounting Standards Update 2013-05 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Cumulative translation adjustments upon derecognition
New Accounting Pronouncement Or Change In Accounting Principle Description	In March 2013, the FASB issued guidance which indicates that a cumulative translation adjustment (“CTA”) is attached to the parent’s investment in a foreign entity and should be released in a manner consistent with derecognition guidance on investments in entities. For public entities the guidance is effective prospectively for reporting periods beginning on or after December 15, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s financial statements.
Accounting Standards Update 2013-02 [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
New Accounting Pronouncement Or Change In Accounting Principle Name	Reporting of amounts reclassified out of accumulated other comprehensive income
New Accounting Pronouncement Or Change In Accounting Principle Description	In February 2013, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“the Codification” or “ASC”) guidance was issued which requires additional disclosure of items reclassified from Accumulated Other Comprehensive Income (“AOCI”). An entity is required to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income. The Company adopted the updated guidance on January 1, 2013. Except for presentation changes, the adoption of this guidance had no impact on the Company’s financial statements.